Consolidated Income Statement - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenue	$ 10,214	$ 7,456	$ 32,156
Research & development	(32,815)	(53,012)	(56,188)
Manufacturing commercialization	(30,757)	(32,719)	(25,309)
Management and administration	(27,210)	(30,867)	(25,609)
Fair value remeasurement of contingent consideration	913	18,687	1,380
Fair value remeasurement of warrant liability	5,896
Other operating income and expenses	(539)	1,539	324
Finance costs	(17,288)	(10,714)	(14,109)
Loss before income tax	(91,586)	(99,630)	(87,355)
Income tax benefit/(expense)	239	819	9,415
Loss attributable to the owners of Mesoblast Limited	$ (91,347)	$ (98,811)	$ (77,940)
Losses per share from continuing operations attributable to the ordinary equity holders of the Group:
Basic - losses per share	$ (0.1408)	$ (0.1633)	$ (0.1474)
Diluted - losses per share	$ (0.1408)	$ (0.1633)	$ (0.1474)